Fees Summary	Dec. 03, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,605,000
Previously Paid Amount	0.00
Total Fee Amount	858.13
Total Offset Amount	0.00
Net Fee	858.13
Narrative - Max Aggregate Offering Price	$ 5,605,000
Final Prospectus	true